Note 23 - Parenthetical Information Changes in Goodwill (Detail: Text Values) € in Millions	Dec. 31, 2019 EUR (€)
Impairment of Goodwill [Abstract]
Recoverable amount for WM	€ 1,900
Goodwill impairment in WM	545
Recoverable amount for GTB and CF	10,200
Goodwill impairment in GTB and CF	491
Total impairment	1,000
Impairment recorded in PB	545
Impairment recorded in CB	€ 491